UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Sandell Asset Management Corp.

Address:   40 West 57th Street, 26th Floor
           New York, NY 10019


Form 13F File Number: 28-06499


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Richard Gashler
Title:  General Counsel
Phone:  (212) 603-5700

Signature,  Place,  and  Date  of  Signing:

/s/ Richard Gashler                New York, New York                 8/6/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              20

Form 13F Information Table Value Total:  $      442,127
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- ----------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                          VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- ----------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABOVENET INC                 COM               00374N107   32,046   381,500 SH       SOLE                  381,500      0    0
ARIBA INC                    COM NEW           04033V203   37,598   840,000 SH       SOLE                  840,000      0    0
COOPER INDUSTRIES PLC        SHS               G24140108   29,351   430,500 SH       SOLE                  430,500      0    0
DOLLAR THRIFTY AUTOMOTIVE GP COM               256743105   34,096   421,150 SH       SOLE                  421,150      0    0
GEN-PROBE INC NEW            COM               36866T103   17,911   217,900 SH       SOLE                  217,900      0    0
GOODRICH CORP                COM               382388106   49,383   389,145 SH       SOLE                  389,145      0    0
HERTZ GLOBAL HOLDINGS INC    COM               42805T105   11,581   904,744 SH       SOLE                  904,744      0    0
KINDER MORGAN INC DEL        *W EXP 05/25/2017 49456B119    2,705 1,252,300 SH       SOLE                1,252,300      0    0
MARATHON PETE CORP           COM               56585A102   14,802   329,530 SH       SOLE                  329,530      0    0
MCGRAW HILL COS INC          COM               580645109   24,737   549,700 SH       SOLE                  549,700      0    0
MEDTOX SCIENTIFIC INC        COM NEW           584977201    3,620   134,261 SH       SOLE                  134,261      0    0
PROGRESS ENERGY INC          COM               743263105   23,385   388,650 SH       SOLE                  388,650      0    0
QUEST SOFTWARE INC           COM               74834T103   13,071   470,000 SH       SOLE                  470,000      0    0
SOLUTIA INC                  COM NEW           834376501   30,171 1,075,600 SH       SOLE                1,075,600      0    0
STANDARD MICROSYSTEMS CORP   COM               853626109   32,239   873,934 SH       SOLE                  873,934      0    0
SUNOCO INC                   COM               86764P109   18,810   396,000 SH       SOLE                  396,000      0    0
TPC GROUP INC                COM               89236Y104   16,288   440,808 SH       SOLE                  440,808      0    0
TRONOX LTD-CL A              CL A              Q9235V101    8,423    69,774 SH       SOLE                   69,774      0    0
TYCO INTERNATIONAL LTD       SHS               H89128104   17,361   328,500 SH       SOLE                  328,500      0    0
VISTEON CORP                 COM NEW           92839U206   24,549   654,629 SH       SOLE                  654,629      0    0


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